Share-based compensation - Summary of Employee Stock Options Granted (Details) - Employee Stock Options		12 Months Ended
	Jun. 28, 2024 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of employee stock options, Beginning balance | shares		580,314	1,064,460	716,953
Number of share options granted | shares		0	463,065	555,586
Number of employee stock options, Stock options exchanged to RSUs | shares	(609,489)		(609,489)
Number of employee stock options, Exercised | shares		(7,291)
Number of employee stock options, Forfeited | shares		(65,124)	(106,784)	(180,751)
Number of employees stock option, Expired | shares		(43,061)	(230,938)	(27,328)
Number of employee stock options, Ending balance | shares		464,838	580,314	1,064,460
Vested and exercisable as of December 31, 2025 | shares		198,429
Weighted average exercise price, Beginning balance | $ / shares		$ 26.4	$ 119.6	$ 188
Weighted average exercise price, Granted | $ / shares			20.8	35
Weighted average exercise price, Stock options exchanged to RSUs | $ / shares			102
Weighted average exercise price, Exercised | $ / shares		15.22
Weighted average exercise price, Forfeited | $ / shares		22.41	70.6	117.6
Weighted average exercise price, Expired | $ / shares		30.12	225.4	237.6
Weighted average exercise price, Ending balance | $ / shares		26.81	$ 26.4	$ 119.6
Weighted average exercise price, Vested and exercisable | $ / shares		$ 32.74